Lease agreements - Right-of-use assets - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortization	€ (1,481)	€ (1,384)	€ (1,274)
Rental expense	147	151	241
Replacement value of leased assets for which exemption has been used, maximum		5,000
Right-of-use assets that do not meet definition of investment property	7,702	7,009	6,700	€ 6,790
FRANCE
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets that do not meet definition of investment property	294
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets that do not meet definition of investment property	4,930	4,865	4,959
Network infrastructure [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets that do not meet definition of investment property	2,516	1,931	1,524
Technology Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets that do not meet definition of investment property	55	30	29
Other right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets that do not meet definition of investment property	€ 201	€ 184	€ 188